Document and Entity Information	Jul. 30, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 30, 2020
Entity Registrant Name	NETSCOUT SYSTEMS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-26251
Entity Tax Identification Number	04-2837575
Entity Address, Address Line One	310 Littleton Road
Entity Address, City or Town	Westford
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01886
City Area Code	978
Local Phone Number	614-4000
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001078075
Title of 12(b) Security	Common Stock
Trading Symbol	NTCT
Security Exchange Name	NASDAQ